Note 10 - Loss / (Gain) Per Common Share - Antidilutive Securities Excluded from the Diluted per Share Calculation (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Potentially dilutive securities (in shares)	11,982,979	1,291,855
Warrant [Member] | Class B Warrants [Member]
Potentially dilutive securities (in shares)	0	480,000
Series E Convertible Preferred Stock [Member]
Potentially dilutive securities (in shares)	11,982,979	811,855